Earnings per share ("EPS") (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calculation Of Basic And Diluted Earnings Per Share [Abstract]
Profit/loss for the period used for calculation of EPS - basic	$ (46,927)	$ 6,602	$ 9,260
Profit/loss for the period used for calculation of EPS - dilutive	$ (46,927)	$ 6,602	$ 9,260
Basic earnings per share
Weighted average number of shares (basic)	143,429,610	124,536,338	93,382,757
Diluted earnings per share
Dilutive equity awards	5,311		6,853
Weighted average number of shares (dilutive)	143,434,921	124,536,338	93,389,610